Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies

10. Commitments and Contingencies

Litigation

From time to time the Company is or may become subject to various legal proceedings arising in the ordinary course of business, including proceedings initiated by users, other entities, or regulatory bodies. Estimated liabilities are recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from a matter may differ from the amount of estimated liabilities the Company has recorded in the financial statements covering these matters. The Company reviews its estimates periodically and makes adjustments to reflect negotiations, estimated settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular matter.

Cases under Telephone Consumer Protection Act

Porch and an acquired entity, GoSmith.com, are party to 14 legal proceedings alleging violations of the automated calling and/or Do Not Call restrictions of the Telephone Consumer Protection Act of 1991 (“TCPA”). Some of these actions allege related state law claims. Most of the proceedings were commenced as mass tort actions by a single plaintiffs’ law firm in December 2019 and April/May 2020 in federal district courts throughout the United States and have been consolidated in the United States District Court for the Western District of Washington, where Porch resides. A related action brought by the same plaintiffs’ law firm was dismissed with prejudice and is on appeal before the Ninth Circuit Court of Appeals.

These actions are at an early stage in the litigation process. It is not possible to determine the likelihood of an unfavorable outcome of these disputes, although it is reasonably possible that the outcome of these actions may be unfavorable. Further, it is not possible to estimate the range or amount of potential loss (if the outcome should be unfavorable). Porch intends to contest these cases vigorously.

Kandela, LLC v Porch.com, Inc.

In May 2020, the former owners of Kandela, LLC filed a complaint against Porch in the Superior Court of the State of California, alleging a breach of contract related to the terms and achievement of an earnout agreement related to the acquisition of the Kandela business and related fraudulent inducement claims. This action is at an early stage in the litigation process and Porch is unable to determine the likelihood of an unfavorable outcome, although it is reasonably possible that the outcome may be unfavorable; however, settlement discussions have progressed with certain plaintiffs. Porch is unable to provide an estimate of the range or amount of potential loss across all claims (if the outcome should be unfavorable); however, Porch has recorded an estimated accrual related to those claims underlying the aforementioned settlement discussions. Porch intends to contest this case vigorously.

Putative Wage and Hours Class Action Proceeding

A former employee of HireAHelper™ filed a complaint in San Diego County Superior Court asserting putative class action claims for failure to pay overtime, failure to pay compensation at the time of separation and unfair business practices in violation of California law. HireAHelper™ was served with the complaint in December 2020 and on January 28, 2021 Defendants removed the case to the United States District Court for the Southern District of California. The plaintiff seeks to represent all current and former non-exempt employees of HireAHelper™ and Legacy Porch in the State of California during the relevant time period. While this action is still at an early stage in the litigation process, we have recorded an estimated accrual for a contingent loss based on information currently known. The parties have agreed to explore resolution by way of a private non-binding mediation in the summer or fall of 2021, however if such mediations are unsuccessful losses may exceed the amount accrued.

Note 12.   Commitments and Contingencies

Leases

The Company leases its facilities under non-cancelable operating leases, some of which contain rent holidays and escalation provisions.

Rent expense is recognized on the straight-line method over the term of the lease. The difference between rent expense (which includes the impact of rent holidays and escalation provisions) and rent paid is recorded as deferred rent, the current portion of which is included in other current liabilities and the long-term portion in other liabilities in the Company’s consolidated balance sheets.

Minimum commitments under noncancelable operating lease agreements as of December 31, 2020, are as follows:

Lease
Payments
2021	$1,333
2022	821
2023	315
2024	—
2025	—
Thereafter	—
$2,469

Rent expense was approximately $1,700 and $1,800 during the years ended December 31, 2020 and 2019, respectively.

Purchase Commitments

As of December 31, 2020, the Company had non-cancelable purchase commitments, primarily for data purchases, as follows:

2021	$3,742
2022	3,514
2023	3,514
2024	—
2025	—
$10,770

Litigation

From time to time the Company is or may become subject to various legal proceedings arising in the ordinary course of business, including proceedings initiated by users, other entities, or regulatory bodies. Estimated liabilities are recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from a matter may differ from the amount of estimated liabilities the Company has recorded in the financial statements covering these matters. The Company reviews its estimates periodically and makes adjustments to reflect negotiations, estimated settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular matter.

Cases under Telephone Consumer Protection Act

Porch and an acquired entity, GoSmith.com, are party to 14 legal proceedings alleging violations of the automated calling and/or Do Not Call restrictions of the Telephone Consumer Protection Act of 1991 (“TCPA”). Some of these actions allege related state law claims. Most of the proceedings were commenced as mass tort actions by a single plaintiffs’ law firm in December 2019 and April/May 2020 in federal district courts throughout the United States and have been consolidated in the United States District Court for the Western District of Washington, where Porch resides. A related action brought by the same plaintiffs’ law firm was dismissed with prejudice and is on appeal before the Ninth Circuit Court of Appeals.

These actions are at an early stage in the litigation process. It is not possible to determine the likelihood of an unfavorable outcome of these disputes, although it is reasonably possible that the outcome of these actions may be unfavorable. Further, it is not possible to estimate the range or amount of potential loss (if the outcome should be unfavorable). Porch intends to contest these cases vigorously.

Kandela, LLC v Porch.com, Inc.

In May 2020, the former owners of Kandela, LLC filed a complaint against Porch in the Superior Court of the State of California, alleging a breach of contract related to the terms and achievement of an earnout agreement related to the acquisition of the Kandela business and related fraudulent inducement claims. This action is at an early stage in the litigation process and Porch is unable to determine the likelihood of an unfavorable outcome, although it is reasonably possible that the outcome may be unfavorable. Porch is unable to provide an estimate of the range or amount of potential loss (if the outcome should be unfavorable). Porch intends to contest this case vigorously.

Putative Wage and Hours Class Action Proceeding.

A former employee of HireAHelper™ filed a complaint in San Diego County Superior Court asserting putative class action claims for failure to pay overtime, failure to pay compensation at the time of separation and unfair business practices in violation of California law. HireAHelper™ was served with the complaint in December 2020 and on January 28, 2021 Defendants removed the case to the United States District Court for the Southern District of California. The plaintiff seeks to represent all current and former non-exempt employees of HireAHelper™ and Legacy Porch in the State of California during the relevant time period. This action is at an early stage in the litigation process and Porch is unable to determine the likelihood of an unfavorable outcome, although it is reasonably possible that the outcome may be unfavorable. Porch is unable to provide an estimate of the range or amount of potential loss (if the outcome should be unfavorable), however the parties have agreed to explore resolution by way of a private non-binding mediation in the summer or fall of 2021. Porch intends to contest this case vigorously.